UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08599

                              Scudder Equity Trust
                              --------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder - Dreman Financial Services Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                   Shares                    Value ($)
                                                                               --------------------------------------------

Common Stocks 98.6%
Financials 98.6%
Banks 42.9%
Bank of America Corp.                                                                 213,556                    9,605,749
Banknorth Group, Inc.                                                                  44,800                    1,521,856
Golden West Financial Corp.                                                            15,700                    1,699,211
Independence Community Bank Corp.                                                      14,100                      553,284
JPMorgan Chase & Co.                                                                   99,184                    3,925,703
KeyCorp.                                                                              160,400                    5,028,540
Mercantile Bankshares Corp.                                                            30,600                    1,456,560
National Bank of Canada                                                               130,700                    4,301,241
National City Corp.                                                                    35,225                    1,331,153
PNC Financial Services Group                                                           55,100                    2,957,217
Popular, Inc.                                                                          83,400                    2,018,280
Provident Financial Services, Inc.                                                     34,600                      617,956
Regions Financial Corp.                                                                22,400                      723,296
Sovereign Bancorp, Inc.                                                               103,500                    2,262,510
Sterling Financial Corp.*                                                                 836                       27,722
US Bancorp.                                                                           153,700                    4,534,150
Wachovia Corp.                                                                         69,400                    3,255,554
Washington Mutual, Inc.                                                               172,900                    6,713,707
Wells Fargo & Co.                                                                      41,300                    2,426,375
                                                                                                              ------------
                                                                                                                54,960,064

Capital Markets 8.1%
Bear Stearns Companies, Inc.                                                           19,900                    1,749,608
Franklin Resources, Inc.                                                               23,600                    1,257,172
Goldman Sachs Group, Inc.                                                              16,600                    1,488,190
Lehman Brothers Holdings, Inc.                                                         16,700                    1,233,963
Merrill Lynch & Co., Inc.                                                              42,000                    2,144,940
Morgan Stanley                                                                         48,000                    2,435,040
Piper Jaffray Companies, Inc.*                                                          1,802                       77,666
                                                                                                              ------------
                                                                                                                10,386,579

Consumer Finance 3.5%
American Express Co.                                                                   70,600                    3,531,412
SLM Corp.                                                                              24,800                      967,696
                                                                                                              ------------
                                                                                                                 4,499,108

Diversified Financial Services 30.5%
Allied Capital Corp.(c)                                                                66,100                    1,678,279
CIT Group, Inc.                                                                        56,100                    2,005,014
Citigroup, Inc.                                                                       228,600                   10,648,188
Fannie Mae                                                                            148,600                   11,063,270
Freddie Mac                                                                           202,700                   13,605,224
                                                                                                              ------------
                                                                                                                38,999,975

Insurance 13.5%
Allstate Corp.                                                                         34,100                    1,609,861
American International Group, Inc.                                                    176,550                   12,577,422
Chubb Corp.                                                                            22,200                    1,509,822
Marsh & McLennan Companies, Inc.                                                       30,400                    1,358,576
St. Paul Companies, Inc.                                                                7,000                      242,830
                                                                                                              ------------
                                                                                                                17,298,511

Real Estate 0.1%
Government Properties Trust, Inc.                                                      13,300                      124,887


Total Common Stocks (Cost $88,804,907)                                                                         126,269,124

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 1.55% (b) (d)
(Cost $1,571,800)                                                                   1,571,800                    1,571,800

Cash Equivalents 0.2%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $286,658)                                                                       286,658                      286,658
                                                                                                              ------------


Total Investment Portfolio  (Cost $90,663,365)                                                                 128,127,582
                                                                                                              ============


*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $1,517,866, which is 1.2% of net assets.

(d)  Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Financial Services Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder-Dreman Financial Services Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004